Merger Transaction	3 Months Ended
Mar. 31, 2025
Merger Transaction [Abstract]
MERGER TRANSACTION

NOTE 3. MERGER TRANSACTION

As discussed in Note 1, “Organization”, IPXX and USARE LLC entered into a Business Combination Agreement on August 21, 2024. In connection with the transactions contemplated by the Merger, the following funding events occurred prior to the Closing:

•        On August 21, 2024, the Company and certain accredited investors, including certain funds related to IPXX entered into Securities Purchase Agreements (“SPA”) for such investors to purchase (i) USARE LLC Class A Convertible Preferred Units and (ii) USARE Class A Preferred Investor Warrants for gross cash proceeds of $25.5 million and a subscription receivable of $1.25 million for shares issued in exchange for forgiveness of 50% of Mr. Michael Blitzer’s, IPXX’s Chairman and Chief Executive Officer, promissory note at Closing.

•        On January 31, 2025, the Company and certain accredited investors, including USARE LLC Class A-2 Convertible Preferred Unit Investors, Mr. Blitzer, and Collective Capital Management LLC entered into SPAs for such investors to purchase (i) USARE LLC Class A-2 Convertible Preferred Units and (ii) USARE LLC Class A Preferred Investor Warrants for an aggregate purchase price of approximately $15.3 million which closed on February 3, 2025.

The Merger was accounted for as a reverse recapitalization whereby USARE LLC is the successor continuing existing business operations. Outstanding Class A-1 and A-2 preferred units of USARE LLC were converted into Series A convertible preferred stock on a one-for-one basis taking into account payment-in-kind dividends on such units from the date of issuance through the Closing Date. Immediately prior to the Closing Date, outstanding Class C and C-1 preferred units of USARE LLC were converted into Class B units taking into account certain antidilution provisions and payment-in-kind dividends on such units from the date of issuance through the Closing Date. Outstanding Class A and B units including the newly converted C and C-1 preferred units of USARE LLC were converted into shares of Common Stock using an exchange ratio of approximately 0.204. Additionally, immediately prior to the effective time of the Merger, the following occurred:

•        USARE LLC’s unvested incentive units became immediately vested and all vested incentive units were converted to Common Stock, see Note 12, “Equity-Based Compensation”;

•        USARE LLC’s warrants to purchase Class B units and Class C preferred units were exercised on a cashless basis and converted to Common Stock, see Note 11, “Mezzanine and Stockholders’ (Deficit) Equity”;

•        The Hatch Note converted into approximately 0.68 million of USARE LLC’s Class A units, see Note 10, “Note Payable”;

•        The Company issued approximately 0.78 million Series A Preferred Stock and Series A Preferred Investor Warrants exercisable for an aggregate of approximately 0.78 million shares of the Common Stock at $12.00 per share pursuant to SPAs with two accredited investors, including an affiliate of IPXX, for an aggregate consideration of $8.0 million;

•        The Company issued approximately 0.13 million shares of Series A Preferred Stock in exchange for Mr. Blitzer’s forgiveness of the remaining 50% of the convertible promissory note; and

•        The Company issued approximately 0.88 million shares of Common Stock pursuant to USARE LLC’s arrangements with Cohen & Company Capital Markets, A Division of J.V.B. Financial Group, LLC (“CCM”).

The following table summarizes the number of equity instruments outstanding immediately following the Merger and the PIPE investment (in thousands):

	Shares	% of Common	% of Voting
Public shareholders	2,077	2.5%	2.4%
Inflection Point Holdings II LLC	6,250	7.6%	7.2%
USARE LLC shareholders	72,748	88.8%	83.4%
Shares issued to CCM (Issuance cost)	877	1.1%	1.0%
Total Common Stock	81,952	100.0%	94.0%

Series A Preferred Stock – USARE LLC shareholders	4,318		4.9%
Series A Preferred Stock – PIPE Investors	784		0.9%
Series A Preferred Stock – Blitzer promissory note	131		0.2%
Total Voting Shares	87,185		100.0%

In connection with the Merger, approximately $22.8 million of cash held in trust, net of redemptions by IPXX’s public shareholders, became available for use by the Company as well as $8.0 million proceeds received from the closing of the PIPE investment. In addition, the Company incurred certain Earnout obligations and entered into FPAs, discussed further below.

The following table summarizes the net proceeds from the Merger (in thousands):

Sources
Cash – PIPE investment	$8,000
Cash – IPXX Trust Account	22,843
Cash – IPXX Op Account (Blitzer note)	24
Total Cash in IPXX going into the Merger	$30,867
Uses
Transaction costs allocated to equity	$(7,931)
Issuance costs for the PIPE investment	$(400)
FPA Prepayments	(20,789)
Other Expenses and Prepayments	(1,658)
Total Cash used immediately after the merger	$(30,778)
Net Cash to USARE LLC	$89
Transaction costs allocated to equity	$350
Net cash used by USARE LLC	(350)
$—

Earnout Liability

In connection with the Closing of the Merger, USAR is required to issue to certain USARE LLC shareholders as of the effective date of the Merger and CCM up to 10.10 million additional shares of Common Stock in two tranches (the “Earnout Shares”) upon certain triggering events. The first tranche of the Earnout includes 5.05 million Earnout Shares that would be distributed if, during the time period beginning on the date of the first anniversary of the Closing and ending on the date of the sixth anniversary of the Closing (the “Earnout Period”), the market price of the Common Stock is greater than or equal to $15.00 per share and less than $20.00 per share for a period of at least twenty out of thirty consecutive trading days. The second tranche of 5.05 million Earnout Shares would be distributed if, during the Earnout Period, the market price of the Common Stock is greater than or equal to $20.00 per share. The aggregate Earnout shares may also vest upon a change of control as defined in the Business Combination Agreement pursuant to which USAR or its shareholders have the right to receive consideration if the implied value per share of Common Stock is equal to or above such price targets, with the amount of such consideration dependent upon the implied per share value reaching the thresholds discussed above.

Management considered the guidance within ASC 815 and determined that the contractual requirement to issue the Earnout Shares meets the definition of a derivative. Management next considered whether or not the Earnout Shares meet the requirements for the scope exception under the “Own Equity” scope exception in ASC 815 for contracts indexed to an entity’s own equity. The change of control clause in the Business Combination Agreement represents an exercise contingency related to an event outside of the Company’s control, which is not based on an observable market or an observable index. The obligation to issue the Earnout Shares that include exercise contingencies that are outside the control of the Company are classified as liabilities and excluded from equity classification. Instruments not classified in equity do not meet the “Own Equity” scope exception.

The Earnout Shares are classified as liabilities and no additional analysis under ASC 815 is required. The Merger is accounted for as a reverse recapitalization and the Earnout Shares represent consideration of IPXX securities that are being transferred to the holders of the Company. As such, the Earnout Shares are recorded through the recapitalization of equity within additional paid-in capital upon recognition and are remeasured on a recurring basis. As of the Closing Date, the Earnout Shares had a fair value of $99.6 million. As of March 31, 2025, the Earnout Shares had a fair value of $46.2 million, with the changes in the fair value between the Closing Date and March 31, 2025 of $53.4 million recognized as a gain in fair value of financial instruments under other income (expense) within the condensed consolidated statements of operations. See Note 4, “Fair Value Measurements” for further information.

Forward Purchase Agreements

On March 11, 2025, IPXX entered into a FPA with three separate investors (“Sellers”) pursuant to which the investors agreed to hold up to a total of approximately 1.89 million publicly held Class A ordinary shares of IPXX (“Public Shares”) in connection with the Closing of the Merger. Each FPA amended, restated and superseded in its entirety a separate FPA with each of the Sellers, dated March 10, 2025, which had identical terms to those described herein, except that the Reset Price (as defined in the FPAs) was not subject to the floor price described below. For purposes of the FPAs, the Public Shares held by each Seller are referred to as such Seller’s “Maximum Shares.” Each Seller, acting separately and solely for its own account, was permitted, if necessary, to (i) reverse its previous election to redeem its Public Shares in connection with the Merger Transactions pursuant to the redemption rights set forth in IPXX’s amended and restated memorandum and articles of association or (ii) purchase Public Shares through a broker in the open market from holders of Public Shares (other than IPXX), including from holders who previously elected to redeem their Public Shares in connection with the Merger Transactions pursuant to the redemption rights set forth in IPXX’s amended and restated memorandum and articles of association. The aggregate number of Public Shares subject to each FPA (the “FPA Shares”) was the aggregate number of Public Shares as notified to the Company by the applicable Seller, but in no event more than such Seller’s Maximum Shares set forth above. Each Seller notified the Company that it would subject the Maximum Shares to their respective FPAs. The FPA Shares are subject to reduction following the full or partial optional early termination of the FPAs as described below.

Each FPA provided that no later than the earlier of (a) one business day after the Closing and (b) the date any assets from IPXX’s trust account are disbursed in connection with the Merger Transaction, the Seller under such FPA was paid directly, out of the funds held in IPXX’s trust account, an amount (the “Prepayment Amount”) equal to the product of (i) the FPA Shares and (ii) an amount (the “Initial Price”) equal to the redemption price per share payable to investors who elected to redeem in connection with the Merger Transactions, which Initial Price was approximately $11.00. The Company prepaid approximately $20.8 million to the trust account at the closing of the merger to secure its purchase obligation to repurchase for any outstanding FPA Shares at the Initial Price per share of $11.00 on the date that is 90 days after the closing of the merger (the “Maturity Date”). On any day the Nasdaq is open for trading following the Closing of the Merger through the Maturity Date, the Sellers may sell any, or all, of their FPA Shares (the “Terminated Shares”). For any Terminated Shares, the Seller must remit the Initial Price to the Company but retains any profit over that price. At the Maturity Date, the Company is obligated to purchase any outstanding FPA Shares at a price per share equal to the Initial Price.

The optional early termination economically results in the prepaid forward contract being akin to a written put option with the Sellers’ right to sell all or a portion of the FPA Shares to the Company on the Maturity Date.

Pursuant to the guidance in ASC 815, the FPAs are each a single freestanding financial instrument comprising of a subscription receivable under SEC Rule 5-02.29 of Regulation S-X. The FPAs were not precluded from equity classification and therefore the Company recorded the FPAs within equity as a subscription receivable. The subscription receivable was initially measured at its fair value of $20.4 million. The difference between the fair value of the subscription receivable and the prepayment amount of $20.8 million was recorded to additional paid in capital. As the FPA Shares are equity-classified, they are not remeasured as long as they remain classified within equity.

On various dates between the closing of the merger and March 31, 2025, the Sellers exercised their rights under the FPAs with respect to approximately 0.30 million FPA Shares. Upon the optional early termination, the Sellers remitted cash to the Company at the Initial Price, resulting in cash proceeds received in the amount of $3.3 million from the Sellers which was recorded as a reduction of the subscription receivable at the Terminated Shares’ fair value with an offset to additional paid-in capital.